NET INCOME (LOSS) PER ORDINARY SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to 9F Inc.	¥ (2,258,895)	$ (346,191)	¥ (2,159,576)	¥ 1,981,804
Change in redemption value in Series A preferred shares			(10,711)	(17,225)
Undistributed earnings allocated to preferred shareholders				(244,589)
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic	¥ (2,258,895)		¥ (2,170,287)	¥ 1,719,990
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-basic | shares	198,596,879	198,596,879	174,552,468	162,672,800
Net income (loss) per ordinary share attributable to ordinary shareholders-basic | (per share)	¥ (11.37)	$ (1.74)	¥ (12.43)	¥ 10.57
Diluted net income per share calculation
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic	¥ (2,258,895)		¥ (2,170,287)	¥ 1,719,990
Add: adjustments to undistributed earnings to participating securities				27,007
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares-dilute	¥ (2,258,895)		¥ (2,170,287)	¥ 1,746,997
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-basic | shares	198,596,879	198,596,879	174,552,468	162,672,800
Effect of potentially diluted share options | shares				23,062,400
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-dilute | shares	198,596,879	198,596,879	174,552,468	185,735,200
Net income (loss) per ordinary share attributable to ordinary shareholders-diluted | (per share)	¥ (11.37)	$ (1.74)	¥ (12.43)	¥ 9.41